Reconciliation of Financial Statements to Form 5500 - Summary Of EBP, Reconciliation of Financial Statement to Form 5500 (Detail) - EBP 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 11,704,653,488	$ 10,198,760,731
Less: Benefits payable to participants	(7,017,271)	(5,731,689)
Net assets available for benefits per Form 5500	$ 11,697,636,217	$ 10,193,029,042